Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	£ 2,076	£ 1,954	£ 1,483
Recoveries and reimbursements	(94)	(73)	(263)
Total credit impairment charges/(releases)	1,982	1,881	1,220
Gain on recovery of loans and advances previously written off	79	44	64
Tesco Personal Finance PLC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	209
Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	160
Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	74
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements	(15)	(29)	(199)
Total loans and advances at amortised cost and Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	2,069	1,956	1,446
Recoveries and reimbursements	(94)	(73)	(263)
Total credit impairment charges/(releases)	1,975	1,883	1,183
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	(46)	(61)	18
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	(46)	(61)	18
Cash collateral
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	(3)	4	28
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	(3)	4	28
Reverse Repo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	8	0	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	8	0	0
Financial assets at amortised cost | Loans and advances at amortised costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	2,115	2,017	1,428
Recoveries and reimbursements	(94)	(73)	(263)
Total credit impairment charges/(releases)	2,021	1,944	1,165
Financial assets at amortised cost | Other financial asset measured at cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	1	(5)	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	1	(5)	0
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	1	(1)	9
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	£ 1	£ (1)	£ 9